OPERATING EXPENSES - Schedule of Voyage Expenses and Commissions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis Of Expenses [Line Items]
Voyage expenses and commissions	$ 618,595	$ 605,544	$ 392,697
Commissions
Analysis Of Expenses [Line Items]
Voyage expenses and commissions	62,764	46,029	22,239
Bunkers
Analysis Of Expenses [Line Items]
Voyage expenses and commissions	390,658	416,830	237,166
Other voyage related expenses
Analysis Of Expenses [Line Items]
Voyage expenses and commissions	$ 165,173	$ 142,685	$ 133,292